UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Item 1. Reports to Stockholders.

(a)

Annual Report

December 31, 2021

U.S. Global Jets ETF

Ticker: JETS

U.S. Global GO GOLD and

Precious Metal Miners ETF

Ticker: GOAU

U.S. Global ETFs

U.S. Global Jets ETF

Management Discussion of Fund Performance
(Unaudited)

The U.S. Global Jets ETF (“JETS” or the “Fund”) market price fell 5.14% and its NAV fell 5.05% in the 12 months ended December 31, 2021, outperforming the NYSE Arca Global Airlines Index, which was down 7.25%. The U.S. Global Jets Index (“JETSX” or the “Index”) lost 5.01%. The S&P 500® Index, comparatively, gained 28.71%.

The two largest contributors to yearly performance were American Airlines Group, Inc. and General Dynamics Corporation. American, which contributed 1.46%, reported revenue growth above expectations and cost growth below expectations during the year. The company also stopped burning cash. General Dynamics contributed 1.02%. The company reported earnings ahead of expectations during the year due to robust performance from the Gulfstream business jet division. The book-to-bill in this division was between 1.5 and 2 times during the year.

The two largest detractors to yearly performance were Hawaiian Holdings, Inc. and Sun Country Airlines Holdings, Inc. Hawaiian Holdings decreased performance by 1.06%. The carrier had rising costs, particularly fuel, and weak international demand from Asia. Virus-related issues reduced travel from the mainland. Yields also fell from the mainland due to competition from Southwest Airlines. Sun Country Airlines decreased performance by 1.02%. The stock surged 52% in its first day of trading, and the ETF did not participate in this increase. Revenues fell below consensus towards the end of the year due to virus-related reduction in travel, and as a result many brokerage firms cut price targets.

U.S. commercial airline traffic, as measured by the Transportation Security Administration (TSA), continued to improve during 2021’s holiday season. Thanksgiving air travel doubled compared to last year’s and came in slightly below 2019 levels. For seven consecutive days, daily airport passenger volumes exceeded 2 million people, according to the TSA. This is a streak that has not occurred since before the pandemic. Stifel Financial, which has a proprietary airline demand model, found that retail demand was 80% to 85% recovered compared to pre-pandemic levels.

According to Bank of America, bookings across the U.S. and Europe improved following the COVID-19 Delta variant outbreak over the summer of 2021. Over a quarter of global business travelers started to travel again, and 46% said they expected to be on the road in 2022. U.S. business travelers appear eager to get back to traveling again, with 29% responding that they expect to take their next trip in the first quarter of 2022 and another 23% later in the year.

Airline shares, as measured by the NYSE Arca Global Airlines Index, fell 13.5% during the fourth quarter, underperforming the market due to fears that a surge in oil prices would inflate the price of jet fuel. Crude topped $80 a barrel, and with shortages of natural gas and coal raising the possibility of a full-blown energy crisis, analysts warned that oil could go higher still. Fuel represents approximately 25% of an airline’s

U.S. Global Jets ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

overall expense, and European airlines are far more exposed to higher fuel prices than they were pre-pandemic as they have reduced hedging during the crisis. Prior to the pandemic, European airlines hedged between 50% and 90% of their 12-month jet-fuel consumption. However, the grounding of fleets during the crisis has resulted in large hedging cash losses, and most companies have reduced hedging levels as a result. Although most U.S. airlines no longer hedge fuel, Southwest and Alaska Airlines are 69% and 52% hedged, respectively. Among the Asian airlines, only Singapore Airlines and most Japanese airlines are fully hedged.

Corporate travel budgets may take longer to recover to 2019 levels due to new virus variants. The expectation is for an average of 29% of 2022 travel budgets to be allocated instead to virtual meetings. “Virus concerns” were the primary reason cited for using such meetings. Chairman and CEO of American Airlines, Doug Parker, stated that he remains bullish on business travel and believes video communication platforms such as Zoom can and will co-exist with corporate travel, rather than compete.

On the plus side, Chase card spending on air travel continued to improve in 2021 and, on an indexed basis, is approaching levels not seen since 2019. A similar positive momentum was seen with combined Bank of America debit and credit card data, with daily airline spending above 2019 levels.

U.S. Global GO GOLD and Precious Metal Miners ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

The U.S. Global GO GOLD and Precious Metal Miners ETF (“GOAU” or the “Fund”) market price fell 9.24% and its NAV fell 8.72% in the 12 months ended December 31, 2021, underperforming the U.S. Global GO GOLD and Precious Metal Miners Index (“GOAUX” or the “Index”), which was down 7.96%. The S&P 500® Index, comparatively, gained 28.71%.

The biggest contributor to performance was China Gold International Resources Corporation, Ltd., which rallied strongly in the first quarter of 2021 as year-end financial statements released in March showed increased revenue and net income on the back of year-on-year increases in gold and copper production for the company. Another strong gainer was Royal Bafokeng Platinum, Ltd., which has been the subject of an ongoing takeover battle with Impala Platinum Holdings, Ltd.; however, Northam Platinum Holdings, Ltd. has established a blocking stake of nearly 35%. Royal Bafokeng has been pursue by its neighbor for almost a decade. Impala sees an opportunity to own low-cost, mechanized shafts, and extend the life of their Rustenburg Mine.

The Fund’s biggest loss came from Metalla Royalty & Streaming, Ltd., which underperformed in the second half of the year, capping a four-year rise in share price, as profitability remained just out of reach. Exploration and development work was slowed by COVID-19 work-related interruptions. Another laggard came from government intervention. In May 2021, the Kyrgyzstan government seized the Kumtor Mine, and parliament then voted to take over the mine from Canada’s Centerra Gold, Inc., which is a significant asset to the company. Operating in Kyrgyzstan has presented challenges before to Centerra, but this time it appears as though the relationship is over.

Although the U.S. dollar moved higher in 2021, the real rate on the 10-year Treasury started the year at -1.087% and finished at -1.099%, essentially the same level. And yet gold fell more than 3% during the year. The Federal Reserve may have real issues getting rates up, and the workforce has much more to say about where the economy is going. Labor is now more likely to make gains in unionizing in order to have more bargaining power.

Gold exploration budgets increased 43% year-over-year to a total of $6.2 billion in 2021, outpacing the 35% increase in the global nonferrous exploration budget. Funds raised by junior and intermediate companies totaled $5.5 billion in 2021, the most since 2012 and a clear sign of heightened investor confidence in the yellow metal. This has allowed the junior sector, which had been on a general downtrend in terms of exploration since 2012, to fund its exploration plans. There were more than 200 additional companies exploring for gold in 2021 than in 2020.

U.S. Global GO GOLD and Precious Metal Miners ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

Russians bought the greatest amount of gold since 2014, the Russian media reported. Consumers bought four tons of gold bullion and coins in the nine months ended December 31, 2021, which is around 8% more than the previous year, the reports specified. Traditional gold investments have become very popular in other countries as well, with Americans having purchased 91.3 tons of the yellow metal in the same nine months (up 79%), while in China and India gold buying surged by 54% and 24%, respectively.

U.S. Global ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

This report is to be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the funds. Brokerage commissions will reduce returns. Because the funds concentrate their investments in specific industries, the funds may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries. The funds are non-diversified, meaning they may concentrate more of their assets in a smaller number of issuers than diversified funds. The funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. The funds may invest in the securities of smaller-capitalization companies, which may be more volatile than funds that invest in larger, more established companies. The performance of the funds may diverge from that of the index. Because the funds may employ a representative sampling strategy and may also invest in securities that are not included in the index, the funds may experience tracking error to a greater extent than funds that seek to replicate an index. The funds are not actively managed and may be affected by a general decline in market segments related to the index.

Airline Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel and may also be significantly affected by changes in fuel prices, labor relations and insurance costs.

Gold, precious metals, and precious minerals funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The prices of gold, precious metals, and precious minerals are subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 5% to 10% of your portfolio in these sectors.

Distributed by Quasar Distributors, LLC. U.S. Global Investors Inc. is the investment adviser to JETS and GOAU.

Past performance does not guarantee future results.

The NYSE Arca Global Airline Index is a modified equal- dollar weighted index designed to measure the performance of highly capitalized and liquid international airline companies.

The U.S. Global Jets Index seeks to provide access to the global airline industry. The index uses various fundamental screens to determine the most efficient airline companies in the world, and also provides diversification through exposure to global aircraft manufacturers and airport companies. The index consists of common stocks listed on well-developed exchanges across the globe. It is not possible to invest directly in an index. It is not possible to invest directly in an index.

The U.S. Global GO GOLD and Precious Metal Miners Index uses a robust, dynamic, rules-based smart-factor model to select precious minerals companies that earn over 50% of their aggregate revenue from precious minerals through active (mining or production) or passive (royalties or streams) means. The index uses fundamental screens to identify companies with favorable valuation, profitability, quality and operating efficiency. The index consists of 28 common stocks or related ADRs.

It is not possible to invest directly in an index.

A book-to-bill ratio is the ratio of orders received to units shipped and billed for a specified period, generally a month or quarter.

All opinions expressed and data provided are subject to change without notice. Opinions are not guaranteed and should not be considered investment advice.

The section labeled Schedules of Investments contains a more complete list of the Funds’ holdings. Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

U.S. Global Jets ETF

Performance Summary
(Unaudited)

Growth of $10,000

Average Annual Returns December 31, 2021	1 Year	3 Years	5 Years	Since Inception (4/28/2015)
U.S. Global Jets ETF - NAV	-5.05%	-8.37%	-4.71%	-1.81%
U.S. Global Jets ETF - Market	-5.14%	-8.30%	-4.65%	-1.81%
U.S. Global Jets Index	-5.01%	-7.85%	-4.20%	-1.27%
S&P 500® Index	28.71%	26.07%	18.47%	15.14%

This chart illustrates the performance of a hypothetical $10,000 investment made on April 28, 2015 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance current to most recent month end please visit www.usglobaletfs.com. The gross expense ratio from the 4/30/21 prospectus is 0.60%.

U.S. Global GO GOLD and Precious Metal Miners ETF

Performance Summary
(Unaudited)

Growth of $10,000

Average Annual Returns December 31, 2021	1 Year	3 Years	Since Inception (6/27/2017)
U.S. Global GO GOLD and Precious Metal Miners ETF - NAV	-8.72%	19.16%	11.24%
U.S. Global GO GOLD and Precious Metal Miners ETF - Market	-9.24%	18.96%	11.14%
U.S. Global GO GOLD and Precious Metal Miners Index	-7.96%	20.65%	12.66%
S&P 500® Index	28.71%	26.07%	18.35%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 27, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance current to most recent month end please visit www.usglobaletfs.com. The gross expense ratio from the 4/30/21 prospectus is 0.60%.

U.S. Global ETFs

Portfolio Allocations
As of December 31, 2021 (Unaudited)

U.S. Global Jets ETF

Industry Group	Percent of Net Assets
Airlines ♦	74.0%
Investments Purchased with Proceeds from Securities Lending	16.9
Internet	8.0
Aerospace & Defense	6.3
Engineering & Construction	4.5
Commercial Services	2.9
Miscellaneous Manufacturing	2.1
Transportation	1.9
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(16.9)
Total	100.0%

U.S. Global GO GOLD and Precious Metal Miners ETF

Industry Group	Percent of Net Assets
Mining ♦	99.7%
Investments Purchased with Proceeds from Securities Lending	2.2
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(2.2)
Total	100.0%

♦

To the extent that the Fund invests more heavily in particular sectors or industries of the economy, its performance will be especially sensitive to developments that significantly affect those sectors or industries. See Note 8 in Notes to Financial Statements.

U.S. Global Jets ETF

Schedule of Investments
December 31, 2021

Shares	Security Description	Value
	COMMON STOCKS — 98.7%
	Australia — 0.5%
4,469,048	Qantas Airways, Ltd. (a)	$16,289,746

	Brazil — 1.2%
2,231,082	Embraer SA - ADR (a)	39,601,706

	Canada — 4.9%
5,627,938	Air Canada (a)	94,010,302
475,481	Cargojet, Inc.	62,611,858
		156,622,160
	China — 1.3%
7,166,560	Tongcheng Travel Holdings, Ltd. (a)	13,271,493
1,169,192	Trip.com Group, Ltd. - ADR (a)	28,785,507
		42,057,000
	France — 2.1%
130,030	Aeroports de Paris (a)	16,772,812
3,658,551	Air France - KLM (a) (b)	16,123,699
272,540	Airbus SE (a)	34,863,772
		67,760,283
	Germany — 1.5%
4,569,369	Deutsche Lufthansa AG (a) (b)	32,149,713
242,622	Fraport AG Frankfurt Airport Services Worldwide (a)	16,346,980
		48,496,693
	Ireland — 0.5%
160,902	Ryanair Holdings plc - ADR (a)	16,465,102

	Japan — 2.8%
512,517	Airtrip Corporation	13,678,407
1,528,375	ANA Holdings, Inc. (a) (b)	31,947,994
1,658,138	Japan Airlines Company, Ltd. (a)	31,654,969
342,658	Japan Airport Terminal Company, Ltd. (a)	14,298,517
		91,579,887
	Mexico — 1.1%
1,005,166	Controladora Vuela Compania de Aviacion SAB de CV - ADR (a)	18,062,833
1,295,665	Grupo Aeroportuario del Pacifico SAB de CV - Class B	17,893,978
		35,956,811

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Schedule of Investments
December 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.7% (Continued)
	Panama — 0.5%
212,900	Copa Holdings SA - Class A (a) (b)	$17,598,314

	Singapore — 0.5%
4,369,409	Singapore Airlines, Ltd. (a)	16,179,394

	Spain — 2.1%
213,000	Aena SME SA (a)	33,659,019
484,737	Amadeus IT Group SA (a)	32,913,662
		66,572,681
	Switzerland — 1.0%
92,927	Flughafen Zurich AG (a)	16,735,427
270,233	Wizz Air Holdings plc (a)	15,318,568
		32,053,995
	Thailand — 0.5%
8,784,521	Airports of Thailand pcl (a)	16,041,185

	Turkey — 1.9%
2,133,926	Pegasus Hava Tasimaciligi AS (a)	13,703,002
5,661,383	TAV Havalimanlari Holding AS (a)	13,994,045
22,233,398	Turk Hava Yollari AO (a)	33,646,733
		61,343,780
	United Kingdom — 1.5%
2,162,163	easyJet plc (a)	16,271,828
17,285,255	International Consolidated Airlines Group SA (a)	33,335,180
		49,607,008
	United States — 74.8% (c)
1,924,353	Alaska Air Group, Inc. (a) (b)	100,258,791
523,962	Allegiant Travel Company (a) (b)	98,001,853
18,021,757	American Airlines Group, Inc. (a) (b)	323,670,756
308,063	Boeing Company (a)	62,019,242
28,648	Booking Holdings, Inc. (a) (b)	68,733,141
8,482,879	Delta Air Lines, Inc. (a)	331,510,911
387,579	Expedia Group, Inc. (a)	70,043,277

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Schedule of Investments
December 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.7% (Continued)
	United States — 74.8% (c) (Continued)
321,593	General Dynamics Corporation	$67,042,493
4,893,938	Hawaiian Holdings, Inc. (a) (b)	89,901,641
6,813,802	JetBlue Airways Corporation (a) (b)	97,028,540
7,220,202	Sabre Corporation (a) (b)	62,021,535
2,361,220	SkyWest, Inc. (a)	92,795,946
7,130,887	Southwest Airlines Company (a) (b)	305,487,199
4,209,848	Spirit Airlines, Inc. (a) (b)	91,985,179
3,612,469	Sun Country Airlines Holdings, Inc. (a) (b)	98,439,780
858,954	Textron, Inc.	66,311,249
2,402,224	TripAdvisor, Inc. (a) (b)	65,484,626
7,442,709	United Airlines Holdings, Inc. (a) (b)	325,841,800
		2,416,577,959
	TOTAL COMMON STOCKS (Cost $3,448,011,971)	3,190,803,704

	PREFERRED STOCKS — 1.0%
	Brazil — 1.0%
1,231,437	Azul SA - ADR (a) (b)	16,254,968
2,624,171	Gol Linhas Aereas Inteligentes SA - ADR (a) (b)	15,876,235
	TOTAL PREFERRED STOCKS (Cost $38,395,817)	32,131,203

	SHORT-TERM INVESTMENTS — 0.3%
8,723,968	First American Government Obligations Fund, Class X, 0.03% (d)	8,723,968
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,723,968)	8,723,968

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Schedule of Investments
December 31, 2021 (Continued)

Units	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 16.9%
545,653,444	Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (d) (e)	$545,653,444
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $545,653,444)	545,653,444
	TOTAL INVESTMENTS — 116.9% (Cost $4,040,785,200)	3,777,312,319
	Liabilities in Excess of Other Assets — (16.9)%	(546,082,097)
	NET ASSETS — 100.0%	$3,231,230,222

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of December 31, 2021. Total Value of securities out on loan is $528,563,616.
(c)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 8 in Notes to Financial Statements.

(d)	Rate shown is the annualized seven-day yield as of December 31, 2021.
(e)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Schedule of Investments
December 31, 2021

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Australia — 10.9%
6,561,586	Aurelia Metals, Ltd. (a)	$1,957,286
1,728,333	Perseus Mining, Ltd.	2,037,061
1,759,981	Ramelius Resources, Ltd.	2,010,339
1,904,446	St Barbara, Ltd.	2,029,868
1,383,211	Westgold Resources, Ltd.	2,052,959
		10,087,513
	Canada — 57.1% (b)
720,455	B2Gold Corporation	2,831,388
380,239	Centerra Gold, Inc.	2,930,812
1,053,706	China Gold International Resources Corporation, Ltd.	2,837,792
596,162	Dundee Precious Metals, Inc.	3,685,511
295,365	Eldorado Gold Corporation (a)	2,761,663
67,629	Franco-Nevada Corporation	9,352,414
376,616	Metalla Royalty & Streaming, Ltd. (a)	2,609,949
1,835,343	New Gold, Inc. (a)	2,753,015
311,821	Osisko Gold Royalties, Ltd.	3,819,807
620,732	Sandstorm Gold, Ltd. (a)	3,848,538
153,492	SSR Mining, Inc. (c)	2,716,808
343,402	Torex Gold Resources, Inc. (a)	3,569,893
219,231	Wheaton Precious Metals Corporation	9,411,587
		53,129,177
	Peru — 1.9%
1,000,551	Hochschild Mining plc	1,761,934
	South Africa — 14.7%
128,580	African Rainbow Minerals, Ltd.	1,865,721
15,440	Anglo American Platinum, Ltd.	1,760,334
684,042	Harmony Gold Mining Company, Ltd. - ADR (c)	2,811,413
130,182	Impala Platinum Holdings, Ltd.	1,838,152
182,423	Royal Bafokeng Platinum, Ltd.	1,789,543
285,606	Sibanye Stillwater, Ltd. - ADR	3,581,499
		13,646,662
	United Kingdom — 2.8%
118,663	Endeavour Mining plc	2,601,308

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Schedule of Investments
December 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	United States — 12.3%
1,037,744	Argonaut Gold, Inc. (a)	$1,968,920
90,340	Royal Gold, Inc. (c)	9,504,672
		11,473,592
	TOTAL COMMON STOCKS (Cost $93,366,568)	92,700,186

	SHORT-TERM INVESTMENTS — 0.3%
276,626	First American Government Obligations Fund, Class X, 0.03% (d)	276,626
	TOTAL SHORT-TERM INVESTMENTS (Cost $276,626)	276,626
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.2%
2,059,575	Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (d) (e)	2,059,575
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,059,575)	2,059,575
	TOTAL INVESTMENTS — 102.2% (Cost $95,702,769)	95,036,387
	Liabilities in Excess of Other Assets — (2.2)%	(2,073,080)
	NET ASSETS — 100.0%	$92,963,307

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 8 in Notes to Financial Statements.

(c)	All or a portion of this security is out on loan as of December 31, 2021. Total Value of securities out on loan is $2,021,808.
(d)	Rate shown is the annualized seven-day yield as of December 31, 2021.
(e)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Statements of Assets and Liabilities
December 31, 2021

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF
ASSETS
Investments in securities, at value*+	$3,777,312,319	$95,036,387
Receivable for capital shares sold	16,903,680	—
Securities lending income receivable	162,076	339
Dividends and interest receivable	117,091	31,938
Foreign currency, at value*	32,583	858
Transaction fees receivable	12,465	—
Total assets	$3,794,540,214	$95,069,522

LIABILITIES
Collateral received for securities loaned (Note 4)	545,653,444	2,059,575
Payable for securities purchased	16,023,254	—
Management fees payable	1,633,294	46,640
Total liabilities	563,309,992	2,106,215

NET ASSETS	$3,231,230,222	$92,963,307

Net assets consist of:
Paid-in capital	$3,644,313,837	$107,036,850
Total distributable earnings (accumulated deficit)	(413,083,615)	(14,073,543)
Net assets	$3,231,230,222	$92,963,307

Net asset value:
Net assets	$3,231,230,222	$92,963,307
Shares outstanding^	153,200,000	5,200,000
Net asset value, offering and redemption price per share	$21.09	$17.88
*Identified Cost:
Investments in securities	$4,040,785,200	$95,702,769
Foreign Currency	$32,043	$14

^	No par value, unlimited number of shares authorized.
+	Including securities on loan of $528,563,616 and $2,021,808, respectively.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Statements of Operations
For the Year Ended December 31, 2021

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF
INCOME
Dividends*	$2,699,960	$1,636,111
Non-cash dividends	—	161,431
Interest	2,601	62
Securities lending income, net (Note 4)	896,710	1,047
Total investment income	3,599,271	1,798,651

EXPENSES
Management fees	21,353,542	598,708
Total expenses	21,353,542	598,708
Net investment income (loss)	(17,754,271)	1,199,943

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments	450,205,812	(523,537)
Foreign currency	(536,993)	(49,316)
Change in unrealized appreciation (depreciation) on:
Investments	(747,960,888)	(11,371,090)
Foreign currency	(13,762)	356
Net realized and unrealized gain (loss) on investments and foreign currency	(298,305,831)	(11,943,587)
Net increase (decrease) in net assets resulting from operations	$(316,060,102)	$(10,743,644)

*	Net of foreign taxes withheld of $139,150 and $237,324, respectively.

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2021	Year Ended December 31, 2020
OPERATIONS
Net investment income (loss)	$(17,754,271)	$(3,219,349)
Net realized gain (loss) on investments and foreign currency	449,668,819	131,301,794
Change in unrealized appreciation (depreciation) on investments and foreign currency	(747,974,650)	487,119,376
Net increase (decrease) in net assets resulting from operations	(316,060,102)	615,201,821

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(21,341,787)	(1,199,417)
Total distributions to shareholders	(21,341,787)	(1,199,417)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,843,829,385	2,873,045,030
Transaction fees (Note 7)	270,457	201,565
Payments for shares redeemed	(2,178,824,370)	(635,868,210)
Net increase (decrease) in net assets derived from capital share transactions (a)	665,275,472	2,237,378,385
Net increase (decrease) in net assets	$327,873,583	$2,851,380,789

NET ASSETS
Beginning of year	$2,903,356,639	$51,975,850
End of year	$3,231,230,222	$2,903,356,639

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	113,800,000	159,900,000
Shares redeemed	(90,450,000)	(31,700,000)
Net increase (decrease)	23,350,000	128,200,000

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2021	Year Ended December 31, 2020
OPERATIONS
Net investment income (loss)	$1,199,943	$327,225
Net realized gain (loss) on investments and foreign currency	(572,853)	7,310,044
Change in unrealized appreciation (depreciation) on investments and foreign currency	(11,370,734)	4,284,785
Net increase (decrease) in net assets resulting from operations	(10,743,644)	11,922,054

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(1,187,166)	(6,711,148)
Total distributions to shareholders	(1,187,166)	(6,711,148)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	44,046,850	59,962,830
Transaction fees (Note 7)	11	28,201
Payments for shares redeemed	(47,266,865)	(7,697,615)
Net increase (decrease) in net assets derived from capital share transactions (a)	(3,220,004)	52,293,416
Net increase (decrease) in net assets	$(15,150,814)	$57,504,322

NET ASSETS
Beginning of year	$108,114,121	$50,609,799
End of year	$92,963,307	$108,114,121

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	2,200,000	2,900,000
Shares redeemed	(2,450,000)	(350,000)
Net increase (decrease)	(250,000)	2,550,000

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Financial Highlights

For a capital share outstanding throughout the year

	Year Ended December 31,
	2021	2020		2019	2018	2017
Net asset value, beginning of year	$22.36	$31.50		$27.94	$32.60	$27.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss) (1)	(0.12)	(0.05)		0.31	0.18	0.16
Net realized and unrealized gain (loss) on investments and foreign currency (2)	(1.01)	(9.08)		3.64	(4.67)	4.98
Total from investment operations	(1.13)	(9.13)		3.95	(4.49)	5.14

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	—	(0.00	)(3)	(0.39)	(0.15)	(0.14)
Capital gains	(0.14)	(0.01)		—	(0.02)	(0.37)
Total distributions to shareholders	(0.14)	(0.01)		(0.39)	(0.17)	(0.51)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Notes 7)	0.00 (3)	0.00	(3)	—	—	—
Net asset value, end of year	$21.09	$22.36		$31.50	$27.94	$32.60

Total return	-5.05%	-28.99%		14.10%	-13.76%	18.40%

SUPPLEMENTAL DATA:
Net assets at end of year (000’s)	$3,231,230	$2,903,357		$51,976	$85,230	$104,332

RATIOS TO AVERAGE NET ASSETS
Expenses to average net assets	0.60%	0.60%		0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	-0.50%	-0.28%		1.02%	0.57%	0.53%
Portfolio turnover rate (4)	54%	88%		31%	33%	36%

(1)	Calculated based on average shares outstanding during the period.
(2)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(3)	Represents less than $0.005 per share.
(4)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended December 31,				Period Ended December 31, 2017 (1)
	2021	2020	2019	2018
Net asset value, beginning of year/period	$19.84	$17.45	$11.40	$12.81	$12.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss) (2)	0.23	0.07	0.06	0.06	0.03
Net realized and unrealized gain (loss) on investments and foreign currency (6)	(1.96)	3.54	6.02	(1.42)	0.80
Total from investment operations	(1.73)	3.61	6.08	(1.36)	0.83

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	(0.08)	(0.05)	(0.03)	(0.05)	(0.02)
Capital gains	(0.15)	(1.18)	—	—	—
Total distributions to shareholders	(0.23)	(1.23)	(0.03)	(0.05)	(0.02)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	0.00 (7)	0.01	—	—	—
Net asset value, end of year/period	$17.88	$19.84	$17.45	$11.40	$12.81

Total return	-8.72%	20.85%	53.37%	-10.60%	6.89	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$92,963	$108,114	$50,610	$11,398	$10,886

RATIOS TO AVERAGE NET ASSETS
Expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60	%(4)
Net investment income (loss) to average net assets	1.20%	0.37%	0.40%	0.49%	0.43	%(4)
Portfolio turnover rate (5)	81%	130%	158%	130%	70	%(3)

(1)	Commencement of operations on June 27, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(7)	Represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Notes to Financial Statements
December 31, 2021

NOTE 1 – ORGANIZATION

U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of ETF Series Solutions (“ESS” and the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the U.S. Global Jets ETF is to track the performance, before fees and expenses, of the U.S. Global Jets Index. The investment objective of the U.S. Global GO GOLD and Precious Metal Miners ETF is to track the performance, before fees and expenses, of the U.S. Global GO GOLD and Precious Metal Miners Index. U.S. Global Jets ETF commenced operations on April 28, 2015, and U.S. Global GO GOLD and Precious Metal Miners ETF commenced operations on June 27, 2017.

The end of the reporting period for the Funds is December 31, 2021, and the period covered by these Notes to Financial Statements is the fiscal year ended December 31, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Continued)

the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

U.S. Global Jets ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,190,803,704	$—	$—	$3,190,803,704
Preferred Stocks	32,131,203	—	—	32,131,203
Short-Term Investments	8,723,968	—	—	8,723,968
Investments Purchased with Proceeds from Securities Lending	—	545,653,444	—	545,653,444
Total Investments in Securities	$3,231,658,875	$545,653,444	$—	$3,777,312,319

^	See Schedule of Investments for breakout of investments by country classification.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Continued)

U.S. Global GO GOLD and Precious Metal Miners ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$92,700,186	$—	$—	$92,700,186
Short-Term Investments	276,626	—	—	276,626
Investments Purchased with Proceeds from Securities Lending	—	2,059,575	—	2,059,575
Total Investments in Securities	$92,976,812	$2,059,575	$—	$95,036,387

^	See Schedule of Investments for breakout of investments by country classification.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Continued)

in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholdings taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Continued)

H.

Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind and net operating losses. For the year ended December 31, 2021, the following table shows the reclassifications made:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
U.S. Global Jets ETF	$(551,040,518)	$551,040,518
U.S. Global GO GOLD and Precious Metal Miners ETF	$(11,826,534)	$11,826,534

During the year ended December 31, 2021, the U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF realized $570,070,390 and $11,826,534, respectively, in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings/(accumulated deficit) to paid-in capital.

I.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in each Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

U.S. Global Investors, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Continued)

investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) expenses. For services provided to the Funds, each Fund pays the Adviser 0.60% at an annual rate based on each Fund’s average daily net assets.

The Index that each Fund tracks was developed by U.S. Global Indices, LLC (the “Index Provider”), a wholly-owned subsidiary of the Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33⅓ percent of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Continued)

interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned, that may occur during the term of the loan, will be for the account of the Fund. The Fund has the right, under the terms of the securities lending agreement, to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

	Value of Securities on Loan	Collateral Received*
U.S. Global Jets ETF	$ 528,563,616	$ 545,653,444
U.S. Global GO GOLD and Precious Metal Miners ETF	$ 2,021,808	$ 2,059,575

*

The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Continued)

The interest income earned by the Funds on the investment of cash collateral received from the borrowers for the securities loaned to them (“Securities lending income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Fund during the current fiscal period were as follows:

Fees and Interest Earned
U.S. Global Jets ETF	$ 896,710
U.S. Global GO GOLD and Precious Metal Miners ETF	1,047

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no offsetting disclosures have been made on behalf of the Funds.

NOTE 5 – PURCHASE AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
U.S. Global Jets ETF	$1,918,845,071	$1,879,850,544
U.S. Global GO GOLD and Precious Metal Miners ETF	81,274,731	79,417,063

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
U.S. Global Jets ETF	$2,747,324,840	$2,148,585,075
U.S. Global GO GOLD and Precious Metal Miners ETF	43,061,039	48,055,419

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Continued)

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings/(accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2021 were as follows:

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF
Tax cost of investments	$4,126,341,237	$98,510,817
Gross tax unrealized appreciation	$129,314,091	$6,774,985
Gross tax unrealized depreciation	(478,351,272)	(10,248,645)
Total unrealized appreciation/(depreciation)	(349,037,181)	(3,473,660)
Undistributed ordinary income	—	750,819
Undistributed long term capital gains	—	—
Other accumulated gain/(loss)	(64,046,434)	(11,350,702)
Distributable earnings/(accumulated deficit)	$(413,083,615)	$(14,073,543)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales.

At December 31, 2021, U.S. Global Jets ETF deferred, on a tax-basis, $83,884 of post-October capital losses, and no late-year ordinary losses. U.S. Global GO GOLD and Precious Metal Miners ETF deferred, on a tax-basis, no post-October capital losses and no late-year ordinary losses.

As of December 31, 2021, U.S. Global Jets ETF had $63,962,550 of short-term capital loss carryforward and U.S. Global GO GOLD and Precious Metal Miners ETF had $9,478,164 of short-term and $1,872,538 of long-term capital loss carryforward available for federal income tax purposes. These amounts do not have an expiration.

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2021 was as follows:

	Ordinary Income	Capital Gains
U.S. Global Jets ETF	$21,341,787	$—
U.S. Global GO GOLD and Precious Metal Miners ETF	401,808	785,358

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Continued)

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2020 was as follows:

	Ordinary Income	Capital Gains
U.S. Global Jets ETF	$1,199,417	$—
U.S. Global GO GOLD and Precious Metal Miners ETF	5,907,818	803,330

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the applicable Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the costs associated with cash transactions. Variable fees received by each Fund, if any, are

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Continued)

displayed in the capital shares transaction section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

NOTE 8 – PRINCIPAL RISKS

Airline Companies Risk. U.S. Global Jets ETF invests in Airline companies. Airline companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Airline companies may also be significantly affected by changes in fuel prices which may be very volatile. Airline companies may also be significantly affected by changes in labor relations and insurance costs.

Gold and Precious Metals Risk. U.S. Global GO GOLD and Precious Metal Miners ETF will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the metals and mining industry. Competitive pressures may have a significant effect on the financial condition of companies in such industry. Also, such companies are highly dependent on the price of certain precious metals. These prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. The prices of precious metals rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals. The U.S. Global GO GOLD and Precious Metal Miners Index measures the performance of equity securities of Precious Metals Companies and does not measure the performance of direct investment in previous metals. Consequently, the Fund’s share price may not move in the same direction and to the same extent as the spot prices of precious metals.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Funds more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

U.S. Global ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of U.S. Global ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of U.S. Global ETFs comprising the funds listed below (the “Funds”), each a series of ETF Series Solutions, as of December 31, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
U.S. Global Jets ETF	For the year ended December 31, 2021	For the years ended December 31, 2021 and 2020	For the years ended December 31, 2021, 2020, 2019, 2018, and 2017
U.S. Global GO GOLD and Precious Metal Miners ETF	For the year ended December 31, 2021	For the years ended December 31, 2021 and 2020	For the years ended December 31, 2021, 2020, 2019 and 2018 and for the period from June 27, 2017 (commencement of operations) through December 31, 2017

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

U.S. Global ETFs

Report of Independent Registered Public Accounting Firm
(Continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
March 1, 2022

U.S. Global ETFs

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	60	Independent Trustee, Managed Portfolio Series (33 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	60	Independent Trustee, Managed Portfolio Series (33 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	60	Independent Trustee, PPM Funds (3 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	60	None

U.S. Global ETFs

Trustees and Officers

(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily businesses. The address of each officer of the Trust is c/o U.S. Bank Global Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Michael D. Barolsky Born: 1981	Vice President	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; since 2021

Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017–2018); Attorney, American Century Companies, Inc. (2014–2017)

Elizabeth B. Scalf Born: 1985	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2021	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Vice President and Assistant CCO, Heartland Advisors, Inc. (2016–2017); Vice President and CCO, Heartland Group, Inc. (2016).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Isabella K. Zoller Born: 1994	Secretary	Indefinite term; since 2021 (other roles since 2020)

Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021), Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016–2020).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).

U.S. Global ETFs

Trustees and Officers

(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018, 2014-2017).
Cynthia L. Andrae Born: 1971	Deputy Chief Compliance Officer	Indefinite term; Since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.usglobaletfs.com.

U.S. Global ETFs

Expense Examples

For the Six-Months Ended December 31, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the following Expense Example Tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

U.S. Global ETFs

Expense Examples

For the Six-Months Ended December 31, 2021 (Unaudited) (Continued)

U.S. Global Jets ETF

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period(1)
Actual	$1,000.00	$877.30	$2.84
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.18	$3.06

U.S. Global GO GOLD and Precious Metal Miners ETF

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period(1)
Actual	$1,000.00	$943.90	$2.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.18	$3.06

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

U.S. Global ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

U.S. Global GO GOLD and Precious Metal Miners ETF

U.S. Global Jets ETF

Approval of Advisory Agreement & Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 21-22, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between U.S. Global Investors, Inc. (the “Adviser”) and the Trust, on behalf of U.S. Global GO GOLD and Precious Metal Miners ETF and U.S. Global Jets ETF (the “Jets ETF”) (each, a “Fund,” and together, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to the Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with the applicable Fund shareholders; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form, as well as the

U.S. Global GO GOLD and Precious Metal Miners ETF

U.S. Global Jets ETF

Approval of Advisory Agreement & Board Considerations

(Unaudited) (Continued)

response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

The Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to each Fund’s investment restrictions, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective as a passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that information regarding each Fund’s performance for various time periods had been included in the Materials. The Board considered each Fund’s past investment performance, including for periods ended March 31, 2021, unless otherwise indicated below. Because each Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which each Fund tracked its index before fees and expenses.

U.S. Global GO GOLD and Precious Metal Miners ETF: The Board noted that, for the one-year, three-year, and since inception periods, the Fund underperformed its underlying index, before fees and expenses, and noted that such underperformance was generally due to the costs of trading international securities, which costs affect the Fund, but not its underlying index. The Board also considered that for the one-year period, the Fund outperformed the S&P 500 Index, which provides an indication of the performance of the overall U.S. stock market, while for the three-year and since inception periods, the Fund underperformed the S&P 500 Index. However, the Board noted that, because the Fund provided investment exposure only to those market segments included in the underlying index, comparisons to measures of broad market movements were only indirectly relevant.

The Board further noted that, for the one-year period, the Fund outperformed the median for funds in the universe of Commodities Focused and Equity Precious Metal ETFs as reported by Morningstar (collectively, the “Category Peer Group”). The Board also considered the Fund’s performance relative to its competitors identified by the Adviser at the Board’s request (the “Selected Peer Group”), including funds in the broader materials and metals industries and those focused on the gold industry. The Board noted that, for the one- and three-year period, the Fund’s returns were within the range of the Selected Peer Group and outperformed the funds focused on the gold industry.

U.S. Global GO GOLD and Precious Metal Miners ETF

U.S. Global Jets ETF

Approval of Advisory Agreement & Board Considerations

(Unaudited) (Continued)

U.S. Global Jets ETF: The Board noted that, for the one- and three-year periods, the Fund underperformed its underlying index, before fees and expenses, but for the five-year and since inception periods, the Fund’s performance, before fees and expenses, was generally in line with that of its underlying index. The Board also considered that for the one-year period, the Fund significantly outperformed the S&P 500 Index, which provides an indication of the performance of the overall U.S. stock market, although it significantly underperformed the S&P 500 Index for the three-year, five-year, and since inception periods. However, the Board noted that, because the Fund provided investment exposure only to those market segments included in the underlying index, comparisons to measures of broad market movements were only indirectly relevant.

The Board further noted that, for the one-year period, the Fund underperformed the median for the other funds in the universe of Miscellaneous Sector ETFs as reported by Morningstar (collectively, the “Category Peer Group”). The Board also considered that, for the one-year, three-year, and five-year periods, the Fund underperformed the performance of its competitors as identified by the Adviser at the Board’s request (the “Selected Peer Group”), including funds focused on the broader transportation industry. The Board noted that none of the funds in the Category Peer Group or Selected Peer Group reflected a focus on airlines to the same extent as the Fund, and consequently, such peer groups may not allow for an apt comparison by which to judge the Fund’s performance.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Funds and compared each Fund’s expense ratio to its respective Category Peer Group and Selected Peer Group as follows:

U.S. Global GO GOLD and Precious Metal Miners ETF: The Board noted that the expense ratio for the Fund was lower than the median of its Category Peer Group. The Board further noted that the Fund’s expense ratio was within the range of expense ratios for the funds in the Selected Peer Group.

U.S. Global Jets ETF: The Board noted that the expense ratio for the Fund was lower than the median of its Category Peer Group. The Board further noted that the Fund’s expense ratio was at the top of the range of expense ratios for its Selected Peer Group. The Board noted that none of the funds in the Category Peer Group or Selected Peer Group reflected a focus on airlines to the same extent as the Fund, and consequently, such peer groups may not allow for an apt comparison by which to judge the Fund’s expense ratio.

The Board took into consideration that the Adviser would continue to charge a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses,

U.S. Global GO GOLD and Precious Metal Miners ETF

U.S. Global Jets ETF

Approval of Advisory Agreement & Board Considerations

(Unaudited) (Continued)

extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund. The Board noted, in particular, that the Jets ETF had seen a rapid rise in assets since the beginning of the COVID-19 pandemic, which had increased the Adviser’s profitability with respect to the Fund for such period, though it was uncertain whether such assets would be retained over a longer term. The Board also considered that the Adviser had provided financial support to the Funds under the unitary fee structure from their inception until their assets had grown in size. The Board noted that it would monitor changes in the assets of both the Jets ETF and the U.S. Global GO GOLD and Precious Metal Miners ETF to determine the extent to which the Adviser is realizing economies of scale and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its respective shareholders.

U.S. Global ETFs

Federal Tax Information

(Unaudited)

For the fiscal year ended December 31, 2021, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

U.S. Global Jets ETF	9.58%
U.S. Global GO GOLD and Precious Metal Miners ETF	100.00%

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended December 31, 2021 was as follows:

U.S. Global Jets ETF	4.62%
U.S. Global GO GOLD and Precious Metal Miners ETF	7.83%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

U.S. Global Jets ETF	100.00%
U.S. Global GO GOLD and Precious Metal Miners ETF	0.00%

U.S. Global ETFs

Federal Tax Credit Pass Through

(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year ended December 31, 2021. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
U.S. Global Jets ETF	$—	$—	—
U.S. Global GO GOLD and Precious Metal Miners ETF	$237,324	$0.045639	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Funds’ website at www.usglobaletfs.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at www.usglobaletfs.com daily.

U.S. Global ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at
www.usglobaletfs.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve-month period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of each Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available, without charge, on the Funds’ website at www.usglobaletfs.com.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Adviser

U.S. Global Investors, Inc.
7900 Callaghan Road
San Antonio, Texas 78229

Index Provider

U.S. Global Indices, LLC
7900 Callaghan Road
San Antonio, Texas 78229

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

U.S. Global Jets ETF

Symbol – JETS
CUSIP – 26922A842

U.S. Global GO GOLD and Precious Metal Miners ETF

Symbol – GOAU
CUSIP – 26922A719

(b)	Not applicable for this Registrant.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

U.S. Global Jets ETF

	FYE 12/31/2021	FYE 12/31/2020
Audit Fees	$14,000	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,000
All Other Fees	N/A	N/A

U.S. Global GO GOLD and Precious Metal Miners ETF

	FYE 12/31/2021	FYE 12/31/2020
Audit Fees	$15,000	$15,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

U.S. Global Jets ETF

	FYE 12/31/2021	FYE 12/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

U.S. Global GO GOLD and Precious Metal Miners ETF

	FYE 12/31/2021	FYE 12/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

U.S. Global Jets ETF

Non-Audit Related Fees	FYE 12/31/2021	FYE 12/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

U.S. Global GO GOLD and Precious Metal Miners ETF

Non-Audit Related Fees	FYE 12/31/2021	FYE 12/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	03/08/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	03/08/2022

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	03/08/2022